Condensed Consolidated Income Statements - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Revenue	$ 983.0	$ 824.0	$ 2,766.0	$ 2,305.0
Cost of sales	(28.0)	(36.0)	(93.0)	(113.0)
Gross profit (loss)	955.0	788.0	2,673.0	2,192.0
Research and development	(533.0)	(432.0)	(1,525.0)	(1,395.0)
Selling, general and administrative	(247.0)	(216.0)	(727.0)	(702.0)
Disposal, restructuring and other operating expenses, net	0.0	(6.0)	0.0	(6.0)
Total operating expense	(780.0)	(654.0)	(2,252.0)	(2,103.0)
Operating income (loss)	175.0	134.0	421.0	89.0
Income (loss) from equity investments, net	39.0	(1.0)	53.0	(13.0)
Interest income, net	28.0	28.0	89.0	80.0
Other non-operating income (loss), net	26.0	(15.0)	13.0	(2.0)
Income (loss) before income taxes	268.0	146.0	576.0	154.0
Income tax benefit (expense)	(16.0)	(59.0)	6.0	(72.0)
Net income (loss)	$ 252.0	$ 87.0	$ 582.0	$ 82.0
Net income (loss) per share attributable to ordinary shareholders
Basic (in USD per share)	$ 0.24	$ 0.08	$ 0.56	$ 0.08
Diluted (in USD per share)	$ 0.24	$ 0.08	$ 0.55	$ 0.08
Weighted average ordinary shares outstanding
Basic (in shares)	1,052,000,000	1,027,000,000	1,049,000,000	1,026,000,000
Diluted (in shares)	1,064,000,000	1,049,000,000	1,062,000,000	1,040,000,000
External Customers
Revenue	$ 698.0	$ 576.0	$ 2,165.0	$ 1,755.0
Related Parties
Revenue	$ 285.0	$ 248.0	$ 601.0	$ 550.0